RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.7%
	EQUITY - 90.4%
16,000	Amplify Transformational Data Sharing ETF	$ 477,600
76,000	Bitwise Crypto Industry Innovators ETF	880,840
13,300	Communication Services Select Sector SPDR Fund	966,378
6,100	Consumer Discretionary Select Sector SPDR Fund	1,090,741
7,600	Consumer Staples Select Sector SPDR Fund	547,428
230,000	Direxion Daily S&P 500 Bear 3X Shares	2,656,500
5,450	Energy Select Sector SPDR Fund	456,928
29,100	Financial Select Sector SPDR Fund	1,094,160
12,000	Global X Blockchain ETF	554,880
9,363	Health Care Select Sector SPDR Fund	1,276,926
7,300	Industrial Select Sector SPDR Fund	832,127
66,400	Invesco China Technology ETF	2,387,080
23,400	iShares Biotechnology ETF	3,178,890
84,900	iShares China Large-Cap ETF	2,040,147
5,400	iShares Russell 2000 ETF	1,083,834
8,600	iShares US Utilities ETF	687,398
85,000	KraneShares Bosera MSCI China A 50 Connect Index ETF	1,760,350
3,100	Materials Select Sector SPDR Fund	265,174
5,600	Real Estate Select Sector SPDR Fund	224,336
13,800	SPDR S&P Oil & Gas Exploration & Production ETF	1,889,358
3,700	Utilities Select Sector SPDR Fund	234,321
61,000	VanEck Gold Miners ETF	1,891,610
28,700	VanEck Junior Gold Miners ETF	1,088,017
3,300	VanEck Oil Services ETF	1,021,416
		28,586,439
	SPECIALTY - 5.3%
198,400	ProShares Ultra VIX Short-Term Futures ETF(a)	1,674,496

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,868,000)	30,260,935

RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 4.3%
MONEY MARKET FUNDS - 4.3%
1,351,937	First American Government Obligations Fund, Class X, 5.28% (Cost $1,351,937)(b)	$ 1,351,937

	TOTAL INVESTMENTS - 100.0% (Cost $33,219,937)	$ 31,612,872
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	14,597
	NET ASSETS - 100.0%	$ 31,627,469

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 26.7%
	FIXED INCOME - 18.2%
57,000	iShares Preferred & Income Securities ETF	$ 1,777,830
105,000	ProShares UltraShort 20+ Year Treasury	3,171,000
		4,948,830
	SPECIALTY - 8.5%
275,000	ProShares Ultra VIX Short-Term Futures ETF(a)	2,321,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,697,272)	7,269,830

	SHORT-TERM INVESTMENTS — 73.0%
	MONEY MARKET FUNDS - 73.0%
19,901,655	First American Government Obligations Fund, Class X, 5.28% (Cost $19,901,655)(b)	19,901,655

	TOTAL INVESTMENTS - 99.7% (Cost $27,598,927)	$ 27,171,485
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	76,561
	NET ASSETS - 100.0%	$ 27,248,046

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.